Financial Risk Management - Summary of Quantification Extent to Collateral and other Credit Enhancements Mitigate Credit Risk Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
12-month expected credit losses
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	₩ 100,396,614	₩ 90,696,507
Deposits and savings	6,206,646	5,723,090
Property and equipment	14,648,523	13,205,822
Real estate	190,604,649	182,139,890
Total	311,856,432	291,765,309
Lifetime expected credit losses
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	107,759,040	97,697,362
Deposits and savings	6,398,959	5,900,708
Property and equipment	15,830,917	14,122,770
Real estate	208,030,976	197,867,371
Total	338,019,892	315,588,211
Non-impaired
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	7,060,738	6,604,758
Deposits and savings	141,016	98,389
Property and equipment	1,002,291	597,251
Real estate	15,720,019	13,736,634
Total	23,924,064	21,037,032
Impaired
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	301,688	396,097
Deposits and savings	51,297	79,229
Property and equipment	180,103	319,697
Real estate	1,706,308	1,990,847
Total	₩ 2,239,396	₩ 2,785,870